Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations
	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$-	$-	$-	$-	$-
Operating lease obligations	334	254	80	-	-
Total	$334	$254	$80	$-	$-

(1)
The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2014, SGOCO International had not injected capital to SGOCO Shenzhen. Initially, SGOCO International was required to pay $1,000 and the remaining $4,000 within 3 months and within one year, respectively, of the date of issuance of the subsidiary's business license according to PRC registration capital management rules. According to the revised PRC company law which became effective on March 1, 2014, it has abolished the time requirement of the registered capital contributions. SGOCO International has its own discretion to consider the timing of the registered capital contributions. SGOCO International is in the process of amending the charter to adopt the requirement of the revised PRC company law.